Significant Accounting Policies (Schedule of Details about Reclassification out of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax	$ 1,286
Unrealized gains on Available-for-Sale Investments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax	97
Unrealized gains on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax	$ 1,189